Cover	Sep. 22, 2022
Cover [Abstract]
Entity Registrant Name	Charge Enterprises, Inc.
Entity Central Index Key	0001277250
Document Type	8-K
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Entity Emerging Growth Company	true
Document Period End Date	Sep. 22, 2022
Entity Ex Transition Period	false
Entity File Number	001-41354
Entity Incorporation State Country Code	DE
Entity Tax Identification Number	90-0471969
Entity Address Address Line 1	125 Park Avenue
Entity Address Address Line 2	25th Floor
Entity Address City Or Town	New York
Entity Address State Or Province	NY
Entity Address Postal Zip Code	10017
City Area Code	212
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Local Phone Number	921-2100
Security 12b Title	Common Stock, par value $0.0001
Trading Symbol	CRGE
Security Exchange Name	NASDAQ